LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES
15.
LEASES

Operating lease assets primarily represents various facilities under non-cancellable operating leases expiring within one to three years. Lease costs are included in origination and servicing expenses, sales and marketing expenses, general and administrative expenses, and research and development expenses, depending on the use of the underlying asset. Operating lease expenses (including fixed lease cost and short-term lease cost) were RMB26,466, RMB17,892 and RMB29,229 for the years ended December 31, 2020, 2021 and 2022, respectively. Total lease expense related to short-term leases was nil, 109 and 7,158 for the years ended December 31, 2020, 2021 and 2022, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	2021	2022
Operating leases:	RMB	RMB
Operating leases right-of-use assets	35,507	27,604
Current portion of lease liabilities	16,908	24,986
Non-current portion of lease liabilities	18,335	2,479
Total operating lease liabilities	35,243	27,465
Weighted average remaining lease term (in years)	2.1	1.2
Weighted average discount rate	4.75%	4.75%

15.
LEASES – continued

Supplemental cash flow information related to leases for the years ended December 31, 2021 and 2022 is as follows:

	For the year ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	16,490	21,977
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	47,101	12,655

Maturities of lease payments by year and in the aggregate, under non-cancellable operating leases with terms in excess of one year as of December 31, 2022 are as follows:

RMB
2023	25,780
2024	2,433
2025 and thereafter	—
Total lease payment	28,213
Less imputed interest	(748)
Total	27,465